UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Notes — 0.9%
Volatility Fund — 0.9%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $609,130)	41,873	$470,234

Investment Companies — 99.2%
Australian Dollar Fund — 0.5%
CurrencyShares Australian Dollar Trust(a)	3,209	256,913

BRIC Equity Funds — 3.9%
iShares China Large-Cap ETF(a)	22,088	939,623
iShares MSCI China ETF	12,502	742,744
SPDR S&P China ETF	2,778	268,855

Total BRIC Equity Funds		1,951,222

Convertible Bonds Fund — 7.4%
SPDR Bloomberg Barclays Convertible Securities ETF	73,518	3,747,212

Emerging Small Cap Equity Fund — 2.4%
SPDR S&P Emerging Markets SmallCap ETF	25,442	1,225,287

Europe Equity Fund — 4.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	88,035	2,418,321

Floating Rate Funds — 4.0%
PowerShares Senior Loan Portfolio	71,983	1,675,045
SPDR Blackstone/GSO Senior Loan ETF	6,970	331,702

Total Floating Rate Funds		2,006,747

Gold Fund — 0.2%
PowerShares DB Gold Fund*	2,151	87,051

High Yield Corporate Bond Funds — 3.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	12,428	1,104,973
SPDR Bloomberg Barclays High Yield Bond ETF(a)	19,112	714,789

Total High Yield Corporate Bond Funds		1,819,762

International Bond Funds — 4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,660	882,892
PowerShares Emerging Markets Sovereign Debt Portfolio	10,640	313,135
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	41,258	793,391
WisdomTree Emerging Markets Local Debt Fund	1,452	55,801

Total International Bond Funds		2,045,219

International Equity Core Fund — 4.7%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	79,730	2,402,265

International Small Cap Equity Funds — 5.5%
iShares MSCI EAFE Small-Cap ETF	30,219	1,807,398
SPDR S&P International Small Cap ETF(a)	5,231	179,947
	Shares	Value
Investment Companies (continued)
International Small Cap Equity Funds (continued)
Vanguard FTSE All World ex-U.S. Small-Cap ETF	7,204	$807,064

Total International Small Cap Equity Funds		2,794,409

Investment Grade Corporate Bond Funds — 16.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	30,563	3,701,485
iShares U.S. Credit Bond ETF	719	80,650
Vanguard Short-Term Corporate Bond ETF	55,297	4,437,031

Total Investment Grade Corporate Bond Funds		8,219,166

Japan Equity Fund — 3.6%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	47,174	1,839,314

Silver Fund — 0.4%
iShares Silver Trust*	12,159	193,328

Treasury Inflation-Protected Securities Funds — 4.8%
iShares 0-5 Year TIPS Bond ETF	5,182	520,636
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	8,711	454,714
Vanguard Short-Term Inflation-Protected Securities ETF(a)	29,166	1,439,634

Total Treasury Inflation-Protected Securities Funds		2,414,984

U.S. Dollar Fund — 2.3%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	47,975	1,154,758

U.S. Large Cap Core Funds — 6.2%
Financial Select Sector SPDR Fund	62,859	1,577,132
Health Care Select Sector SPDR Fund	6,211	496,197
Materials Select Sector SPDR Fund	11,386	622,131
Technology Select Sector SPDR Fund	7,637	436,531

Total U.S. Large Cap Core Funds		3,131,991

U.S. Large Cap Growth Funds — 0.7%
Guggenheim S&P 500 Pure Growth ETF(a)	89	8,656
iShares Russell 1000 Growth ETF	1,240	150,908
iShares S&P 500 Growth ETF	546	76,669
Vanguard Growth ETF(a)	898	116,983

Total U.S. Large Cap Growth Funds		353,216

U.S. Low Volatility Funds — 1.3%
iShares Edge MSCI Min Vol USA ETF	9,026	450,578
PowerShares S&P 500 Low Volatility Portfolio	5,057	228,880

Total U.S. Low Volatility Funds		679,458

U.S. Medium Term Treasury Bond Fund — 5.4%
iShares 3-7 Year Treasury Bond ETF	22,137	2,742,332

U.S. Multi Cap Funds — 4.1%
Schwab U.S. Broad Market ETF	3,569	212,855
Vanguard Total Stock Market ETF	14,551	1,844,921

Total U.S. Multi Cap Funds		2,057,776

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Preferred Fund — 2.8%
iShares U.S. Preferred Stock ETF(a)	36,025	$1,413,981

U.S. Short Term Treasury Bond Funds — 7.3%
iShares Short Treasury Bond ETF	5,970	658,969
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	4,645	212,416
Vanguard Short-Term Bond ETF	35,357	2,829,267

Total U.S. Short Term Treasury Bond Funds		3,700,652

U.S. Small Cap Growth Funds — 3.1%
iShares Russell 2000 Growth ETF(a)	3,923	667,145
iShares S&P Small-Cap 600 Growth ETF	2,329	367,866
Vanguard Small-Cap Growth ETF(a)	3,529	521,304

Total U.S. Small Cap Growth Funds		1,556,315

Total Investment Companies
(Cost $48,620,763)		50,211,679
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Treasury & Agency Cash Management Institutional Shares, 0.89%(c)
(Cost $216,377)	216,377	216,377

Investment of Cash Collateral For Securities Loaned — 13.7%
Money Market Fund — 13.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $6,956,706)	6,956,706	6,956,706

Total Investments — 114.2%
(Cost $56,402,976)		57,854,996
Other Assets and Liabilities, Net — (14.2)%		(7,205,141)
Net Assets — 100.0%		$50,649,855

.

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,812,793; total market value of collateral held by the Fund was $10,082,317. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $3,125,611.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $397,604.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2017:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
CurrencyShares Australian Dollar Trust	Morgan Stanley	2.16	5/21/2018	$113,045	$–
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	37,708	–
CurrencyShares British Pound Sterling Trust	Morgan Stanley	(2.60)	5/21/2018	(281,238)	–
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(93,789)	–
CurrencyShares Euro Trust	Morgan Stanley	(2.00)	5/21/2018	(874,856)	–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(291,619)	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.50)	5/21/2018	(65,256)	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	0.73	08/31/2018 - 1/31/2019	(21,723)	–
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	1,057,111	–
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	352,370	–
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	1,064,160	–
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	354,720	–
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	809,393	–
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	269,811	–
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	5/21/2018	(258,685)	–
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(86,206)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	925,344	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	5/21/2018	3,793	–
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	1,264	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	291,119	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	(2.30)	5/21/2018	(40,280)	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(13,427)	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.16	5/21/2018	206,924	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	68,975	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.16	5/21/2018	229,072	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	76,357	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	1,206,715	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	402,238	–
iShares China Large-Cap ETF	Morgan Stanley	2.16	5/21/2018	551,276	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.25	5/21/2018	(52,271)	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(17,403)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	(423,851)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(141,266)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.05	5/21/2018	(1,337,568)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(445,837)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	2.16	5/21/2018	198,282	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	66,094	–
iShares Europe ETF	Morgan Stanley	(1.75)	5/21/2018	(86,423)	–
iShares Europe ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(28,808)	–
iShares Floating Rate Bond ETF	Morgan Stanley	(0.65)	5/21/2018	(1,413,585)	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(471,195)	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2017 (continued) :

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	$486,249	$–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	162,083	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	1,628,808	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	542,936	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.16	5/21/2018	388,541	–
iShares JP Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	129,552	–
iShares MBS ETF	Morgan Stanley	0.45	5/21/2018	(1,010,180)	–
iShares MBS ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(336,691)	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	0.76	5/21/2018	(21,110)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(7,013)	–
iShares MSCI China ETF	Morgan Stanley	2.16	5/21/2018	435,832	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	795,353	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	265,138	–
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	5/21/2018	(377,209)	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(125,723)	–
iShares MSCI Japan ETF	Morgan Stanley	0.76	5/21/2018	(1,135,449)	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(378,501)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	0.76	5/21/2018	(16,951)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(5,666)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	5/21/2018	66,448	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	22,150	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	5/21/2018	(32,816)	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(10,900)	–
iShares Russell 2000 ETF	Morgan Stanley	0.25	5/21/2018	(483,823)	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(161,321)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	5/21/2018	293,524	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	97,785	–
iShares Russell 2000 Value ETF	Morgan Stanley	–	5/21/2018	(231,173)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(77,058)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	5/21/2018	33,701	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	11,234	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	5/21/2018	(12,025)	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(4,044)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	5/21/2018	161,899	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	54,019	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(1.75)	5/21/2018	(126,642)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(42,261)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	289,968	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.73	05/31/2018 - 1/31/2019	96,693	–
iShares Silver Trust	Morgan Stanley	2.16	5/21/2018	85,081	–
iShares Silver Trust	Bank of America Merrill Lynch	1.73	07/31/2018 - 1/31/2019	28,366	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	5/21/2018	35,446	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	11,778	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	5/21/2018	622,230	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	207,397	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2017 (continued) :
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
iShares U.S. Real Estate ETF	Morgan Stanley	0.25	5/21/2018	$(71,223)	$–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(23,714)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	273,746	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	91,249	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.16	5/21/2018	200,083	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	66,712	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.76	5/21/2018	(100,136)	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(33,374)	–
PowerShares DB Gold Fund	Morgan Stanley	2.16	5/21/2018	38,285	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	1.73	1/31/2019	12,748	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.16	5/21/2018	508,142	–
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	169,381	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.16	5/21/2018	137,791	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	45,940	–
PowerShares KBW Bank Portfolio	Morgan Stanley	–	5/21/2018	(78,751)	–
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(26,267)	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	2.16	5/21/2018	100,703	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	33,583	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	5/21/2018	737,100	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	245,708	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.16	5/21/2018	93,635	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	31,192	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(6.75)	5/21/2018	(68,583)	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(22,883)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.16	5/21/2018	145,959	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	48,637	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	5/21/2018	93,472	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.73	05/31/2018 - 1/31/2019	31,142	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.16	5/21/2018	1,648,981	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.73	06/29/2018 - 1/31/2019	549,661	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.16	5/21/2018	314,534	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	104,832	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.65)	5/21/2018	(810,767)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(270,256)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.75)	5/21/2018	(46,238)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(15,382)	–
SPDR S&P Bank ETF	Morgan Stanley	0.25	5/21/2018	(275,729)	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(91,924)	–
SPDR S&P China ETF	Morgan Stanley	2.16	5/21/2018	157,751	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.16	5/21/2018	539,199	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2017 (continued) :
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	$179,733	$–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.16	5/21/2018	79,189	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	26,385	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	256,134	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	(0.75)	5/21/2018	(275,710)	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(91,893)	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.16	5/21/2018	349,121	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	116,380	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	355,135	–
Vanguard FTSE All World ex-US Small-Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	118,416	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.76	5/21/2018	(102,237)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(34,093)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	(724,632)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(241,544)	–
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	5/21/2018	(462,218)	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(154,054)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.38)	5/21/2018	(24,137)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(8,046)	–
Vanguard Growth ETF	Morgan Stanley	2.16	5/21/2018	51,457	–
Vanguard Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	17,196	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	(4.85)	5/21/2018	(407,035)	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(135,696)	–
Vanguard REIT ETF	Morgan Stanley	0.76	5/21/2018	(518,030)	–
Vanguard REIT ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(172,649)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	5/21/2018	1,245,031	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.73	05/31/2018 - 1/31/2019	414,984	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	1,952,480	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	650,827	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.16	5/21/2018	633,486	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	211,162	–
Vanguard Small-Cap ETF	Morgan Stanley	0.76	5/21/2018	(238,230)	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(79,410)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	5/21/2018	229,409	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	76,519	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(0.85)	5/21/2018	(309,903)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(103,301)	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.16	5/21/2018	811,836	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	270,570	–
Vanguard Value ETF	Morgan Stanley	0.76	5/21/2018	(28,435)	–
Vanguard Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(9,511)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.16	5/21/2018	24,557	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2017 (continued) :
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	$ 8,186	$–
Net Unrealized Appreciation (Depreciation)					$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $201,164 and with Bank of America Merrill Lynch amounted to $196,440 at July 31, 2017.

Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

(e) Reflects a Reset date of July 31, 2017.

The following is a summary of inputs used to value the Fund's investments as of July 31, 2017.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Investments in Securities:(f)
Exchange Traded Notes	$470,234	$–	$–	$470,234
Investment Companies	50,211,679	–	–	50,211,679
Short-Term Investment:
Money Market Fund	216,377	–	–	216,377
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,956,706	–	–	6,956,706
Total Investments in Securities	57,854,996	–	–	57,854,996
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$57,854,996	$–	$–	$57,854,996

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2017 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At July 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at July 31, 2017 was as follows (unaudited)*:
Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$57,617,156	$1,715,649	$(1,477,809)	$237,840

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2017

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	9/22/2017

* Print the name and title of each signing officer under his or her signature.